Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 384,604		$ 384,604		$ 412,719	$ 2,052,731
Accounts receivable, net	3,145,530		3,145,530		2,108,099	1,877,351
Inventory	1,515,351		1,515,351		1,369,225	923,707
Prepaid expenses and other current assets	1,529,709		1,529,709		917,433	611,695
Total current assets	6,723,083		6,723,083		4,955,365	5,465,484
Property and equipment, net	1,012,375		1,012,375		931,968	998,863
Total assets	24,405,755		24,405,755		23,609,619	28,888,588
Accounts payable	3,024,689		3,024,689		7,397,650	5,519,159
Accrued expenses and other current liabilities	1,620,230		1,620,230		1,594,669	1,135,551
Deferred revenues	1,009,838		1,009,838		159,591	175,956
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,616,668		1,616,668		456,995	531,804
Notes payable, current	821,092		821,092		1,365,675	313,572
Due to related party	22,005		22,005		17,253	140,682
Total current liabilities	10,115,092		10,115,092		12,973,319	8,878,936
Revenues, net	4,251,147	$ 3,532,645	14,798,283	$ 15,239,434	19,629,062	16,502,209
Cost of revenues	2,668,864	2,544,058	9,977,060	10,413,868	12,822,450	11,425,619
Gross profit	1,582,283	988,587	4,821,223	4,825,566	6,806,612	5,076,590
Selling, general and administrative	3,474,844	3,296,323	10,438,487	9,738,107	15,909,840	9,718,286
Operating income	(1,892,561)	(2,307,736)	(5,617,264)	(4,912,541)	(13,026,228)	(4,641,696)
Interest expense	(1,004,626)	(349,172)	(2,575,737)	(875,036)	(1,298,168)	(501,221)
Total other (expense) income	(978,922)	(323,468)	2,413,134	(797,925)	(1,192,299)	(398,406)
Loss before income taxes	(2,871,483)	(2,631,204)	(3,204,130)	(5,710,466)	(14,218,527)	(5,040,102)
Income tax expense				74,200	(19,547)	303,915
Net (loss) income	(2,871,483)	(2,631,204)	(3,204,130)	(5,784,666)	(14,198,980)	$ (5,344,017)
Variable Income Interest Rate [Member]
Cash and cash equivalents	114,875		114,875		6,234
Accounts receivable, net	906,020		906,020		21,697
Inventory	249,896		249,896		51,090
Prepaid expenses and other current assets	1,072,378		1,072,378		379,561
Total current assets	2,343,169		2,343,169		458,582
Property and equipment, net	19,671		19,671		32,661
Total assets	2,362,840		2,362,840		491,243
Accounts payable	198,704		198,704		337,648
Accrued expenses and other current liabilities	80,631		80,631
Deferred revenues	857,500		857,500
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,153,800		1,153,800
Notes payable, current	150,000		150,000
Due to related party	315,666		315,666		$ 315,666
Total current liabilities	2,756,301		2,756,301
Revenues, net	184,715	80,120	1,459,192	285,542
Cost of revenues	69,191	49,590	1,064,114	124,659
Gross profit	115,524	30,530	395,078	160,883
Selling, general and administrative	91,114	100,961	294,676	192,699
Operating income	24,410	(70,431)	100,402	(31,816)
Interest expense	(73,840)		(130,796)
Total other (expense) income	(73,840)		(130,796)
Loss before income taxes	(49,430)	(70,431)	(30,394)	(31,816)
Income tax expense
Net (loss) income	$ (49,430)	$ (70,431)	$ (30,394)	$ (31,816)